Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Document Creation Date	dei_DocumentCreationDate	Nov. 14, 2017
Document Effective Date	dei_DocumentEffectiveDate	Nov. 15, 2017
Prospectus Date	rr_ProspectusDate	Nov. 15, 2017